UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Global High Yield Bond Fund

Performance review

For the six months ended June 30, 2021, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 2.33%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged)i, returned 2.70% for the same period. The Lipper Global High Yield Funds Category Averageii returned 3.55% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	2.33%
Class C	2.09%
Class C1[1]	2.18%
Class I	2.61%
Class IS	2.66%
Bloomberg Barclays Global High Yield Index (Hedged)	2.70%
Lipper Global High Yield Funds Category Average	3.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class C, Class C1, Class I and Class IS shares were 3.14%, 2.49%, 2.69%, 3.52%, and 3.64%, respectively. Absent fee waiver and/or expense reimbursements, the 30-Day SEC Yield for Class IS shares would have been 3.62%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.19%, 1.94%, 1.71%, 0.94%, and 0.83%, respectively.

1

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Global High Yield Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.95% for Class C shares, 0.90% for Class I shares and 0.80% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class I and Class IS as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manger earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and

IV	Western Asset Global High Yield Bond Fund

futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays Global High Yield Index (Hedged) provides a board-based measure of the global high-yield fixed income market, representing the union of the U.S. High-Yield, Pan- European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Global High Yield Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.33%	$1,000.00	$1,023.30	1.14%	$5.72	Class A	5.00%	$1,000.00	$1,019.14	1.14%	$5.71
Class C	2.09	1,000.00	1,020.90	1.93	9.67	Class C	5.00	1,000.00	1,015.22	1.93	9.64
Class C1	2.18	1,000.00	1,021.80	1.73	8.67	Class C1	5.00	1,000.00	1,016.22	1.73	8.65
Class I	2.61	1,000.00	1,026.10	0.89	4.47	Class I	5.00	1,000.00	1,020.38	0.89	4.46
Class IS	2.66	1,000.00	1,026.60	0.80	4.02	Class IS	5.00	1,000.00	1,020.83	0.80	4.01

2	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 69.4%
Communication Services — 10.6%
Diversified Telecommunication Services — 2.2%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		$611,883	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	263,000		273,830	(a)
Frontier Communications Holdings LLC, Senior Secured Notes	5.000%	5/1/28	400,000		414,032	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,330,000		1,285,339	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	570,000		557,004	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,030,000		1,139,778	(a)
Total Diversified Telecommunication Services					4,281,866
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	250,000		307,179
Interactive Media & Services — 0.3%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	590,000		571,651	(a)
Media — 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,035,000		1,078,950	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,670,000		1,703,400	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,370,000		3,503,840
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	450,000		466,464	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	390,000		419,250
DISH DBS Corp., Senior Notes	7.750%	7/1/26	607,000		688,186
DISH DBS Corp., Senior Notes	5.125%	6/1/29	700,000		692,076	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	710,000		718,034	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	580,000	EUR	721,255	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	300,000		331,775	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	310,000		333,637	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	840,000		859,828	(a)
Total Media					11,516,695

See Notes to Financial Statements.

4	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — 2.0%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	312,000	EUR	$379,151	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		299,392	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	300,000		299,036	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	610,000		614,508	(a)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	1,200,000		1,186,500
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	410,000		407,437
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	590,000		600,325	(a)(b)
Total Wireless Telecommunication Services					3,786,349
Total Communication Services					20,463,740
Consumer Discretionary — 17.6%
Auto Components — 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	380,000		391,582	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,703,895	(a)
Total Auto Components					2,095,477
Automobiles — 2.7%
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		1,843,553
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,810,000		1,898,237
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,400,000		1,428,882
Total Automobiles					5,170,672
Diversified Consumer Services — 1.6%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,260,000		1,259,761	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	550,000		609,015	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	390,000		394,875	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	820,000		827,261	(a)
Total Diversified Consumer Services					3,090,912
Hotels, Restaurants & Leisure — 9.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,170,000		1,156,837	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	350,000		362,115	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	300,000		326,250	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000		692,175	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	310,000		306,513	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.633%	7/16/35	1,232,000	GBP	1,341,654	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000		708,944	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	1,010,000		$1,031,442	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	990,000		1,196,895	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	430,000		500,939	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	620,000		620,000	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	640,000		671,072	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	3,120,000	GBP	4,272,996	(c)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,200,000		1,252,008	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	150,000		176,766	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	370,000		374,660	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,910,000		1,934,830	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	670,000		700,572	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		1,177,153	(a)
Total Hotels, Restaurants & Leisure					18,803,821
Internet & Direct Marketing Retail — 1.3%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,570,000		2,526,310
Specialty Retail — 1.2%
Magic Mergeco Inc., Senior Notes	7.875%	5/1/29	610,000		629,825	(a)
Magic Mergeco Inc., Senior Secured Notes	5.250%	5/1/28	250,000		256,795	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	370,000		395,437	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000		260,000	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	281,488	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	410,000	EUR	483,112	(a)(d)
Total Specialty Retail					2,306,657
Total Consumer Discretionary					33,993,849
Consumer Staples — 0.5%
Beverages — 0.2%
Primo Water Holdings Inc., Senior Notes	3.875%	10/31/28	250,000	EUR	302,890	(a)
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	200,000		292,875	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	310,000		385,568
Total Food Products					678,443
Total Consumer Staples					981,333

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 12.3%
Oil, Gas & Consumable Fuels — 12.3%
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	$314,625
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	130,000	141,050	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	730,000	765,558	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	295,750	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	440,000	460,350	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	170,000	173,740	(d)(e)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	270,000	286,050	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000	190,046	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	180,000	184,699	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	2,220,000	2,380,950
EQT Corp., Senior Notes	5.000%	1/15/29	570,000	636,320
EQT Corp., Senior Notes	3.625%	5/15/31	170,000	177,660	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	370,000	395,171	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	760,000	793,425	(a)
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	690,000	812,668
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,330,000	3,805,025
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,576,875	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,980,000	1,914,660
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,900,000	1,760,350
Qatar Petroleum, Senior Notes	2.250%	7/12/31	750,000	742,028	(a)(b)
Range Resources Corp., Senior Notes	5.000%	3/15/23	717,000	743,948
Range Resources Corp., Senior Notes	9.250%	2/1/26	300,000	331,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	210,000	221,144
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	184,766
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,650,000	1,548,954	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	600,000	661,848	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	560,000	599,460

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	750,000	$812,659
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	60,000	67,372
YPF SA, Senior Notes	6.950%	7/21/27	400,000	283,240	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	692,010	582,396	(a)
Total Energy				23,844,062
Financials — 6.0%
Banks — 2.8%
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,890,000	3,019,183	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	450,000	462,075	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000	571,900
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	500,000	510,600	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000	831,296	(a)
Total Banks				5,395,054
Capital Markets — 0.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	400,000	452,478	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	817,500	(a)(d)(e)
Total Capital Markets				1,269,978
Consumer Finance — 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	290,000	324,293
Diversified Financial Services — 2.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	470,000	477,102	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,310,000	1,316,367	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,882,464	1,894,276	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	290,000	224,110	(c)
Total Diversified Financial Services				3,911,855

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	695,000		$696,303	(a)
Total Financials					11,597,483
Health Care — 5.6%
Health Care Providers & Services — 0.0%††
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	20,000		20,615	(a)
Pharmaceuticals — 5.6%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	910,000		932,523	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	670,000		687,588	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	420,000	GBP	594,058	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000		294,375	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,830,000		1,829,725
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	6,735,000		6,415,087
Total Pharmaceuticals					10,753,356
Total Health Care					10,773,971
Industrials — 7.9%
Aerospace & Defense — 0.5%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	950,000		970,392	(a)
Airlines — 3.7%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	520,000		610,545
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,320,000		2,709,002	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	490,000		526,681	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,284,000		1,454,772	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,830,000		1,896,338	(a)
Total Airlines					7,197,338
Commercial Services & Supplies — 0.6%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	480,000		498,696

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — continued
CoreCivic Inc., Senior Notes	4.750%	10/15/27	190,000		$173,609
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	450,000		477,441	(a)
Total Commercial Services & Supplies					1,149,746
Electrical Equipment — 0.6%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	1,020,000		1,076,341	(a)
Machinery — 1.3%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	890,000		914,204	(a)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	400,000	EUR	470,425	(c)
Renk AG, Senior Secured Notes	5.750%	7/15/25	110,000	EUR	135,655	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	300,000		314,271	(a)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	520,000	EUR	645,357	(a)
Total Machinery					2,479,912
Trading Companies & Distributors — 1.2%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000		1,011,323	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,380,000		1,359,645	(a)
Total Trading Companies & Distributors					2,370,968
Total Industrials					15,244,697
Information Technology — 1.2%
IT Services — 0.3%
Acuris Finance US Inc./Acuris Finance
SARL, Senior Secured Notes	5.000%	5/1/28	380,000		379,987	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	123,697	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	123,697	(c)
Total IT Services					627,381
Software — 0.9%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	670,000		693,548	(a)
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	900,000		883,692	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	140,000		142,947	(a)
Total Software					1,720,187
Total Information Technology					2,347,568

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 5.2%
Chemicals — 1.8%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	790,000		$833,411	(a)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	155,000	EUR	189,431	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,450,000		1,470,996	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	900,000		949,950
Total Chemicals					3,443,788
Construction Materials — 0.8%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	970,000		1,096,197	(a)
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	460,000		488,186	(a)
Total Construction Materials					1,584,383
Containers & Packaging — 2.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	900,000		946,872	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000		1,478,942	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,650,000		1,621,735
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000		210,500	(a)
Total Containers & Packaging					4,258,049
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	730,000		796,394	(a)
Total Materials					10,082,614
Real Estate — 1.0%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	700,000		671,650
Service Properties Trust, Senior Notes	5.500%	12/15/27	390,000		416,847
Total Equity Real Estate Investment Trusts (REITs)					1,088,497
Real Estate Management & Development — 0.4%
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	1,000,000		880,088	(c)
Total Real Estate					1,968,585
Utilities — 1.5%
Electric Utilities — 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	350,000		314,167	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	880,000		$902,000	(a)
Independent Power and Renewable Electricity Producers — 0.8%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	500,000		513,520	(a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,020,000		1,082,679	(a)
Total Independent Power and Renewable Electricity Producers					1,596,199
Total Utilities					2,812,366
Total Corporate Bonds & Notes (Cost — $127,613,307)					134,110,268
Sovereign Bonds — 19.2%
Angola — 0.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	475,000		497,045	(a)
Argentina — 1.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	804,151		290,066
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	3,419,846		1,090,965
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,030,000		491,835	*(a)(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		502,286	*(a)(h)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	590,000		404,156	(a)
Total Argentina					2,779,308
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	400,000		422,504	(a)
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	580,000		552,624	(a)
Brazil — 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,329,000	BRL	282,105
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	234,000	BRL	49,899
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	900,000		909,135
Total Brazil					1,241,139

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	310,000		$321,628	(a)
Dominican Republic — 1.0%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	1,050,000		1,076,260	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000		884,325	(a)
Total Dominican Republic					1,960,585
Ecuador — 0.3%
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 1.000%)	0.500%	7/31/35	1,000,000		690,000	(a)
Egypt — 0.9%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000		236,470	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	400,000		424,000	(c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	950,000		1,046,282	(a)
Total Egypt					1,706,752
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		453,750	(a)
Ghana — 0.6%
Ghana Government International Bond	10.750%	10/14/30	740,000		937,025	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000		274,470	(a)
Total Ghana					1,211,495
Indonesia — 1.3%
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	750,000		735,265
Indonesia Treasury Bond	8.250%	7/15/21	4,312,000,000	IDR	297,857
Indonesia Treasury Bond	7.000%	5/15/22	15,577,000,000	IDR	1,107,976
Indonesia Treasury Bond	6.500%	2/15/31	6,686,000,000	IDR	458,244
Total Indonesia					2,599,342

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†			Value
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		$	306,811	(a)
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	205,319			206,385	(c)
Total Ivory Coast						513,196
Jamaica — 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	500,000			585,625
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	300,000			326,069	(a)
Kenya — 0.2%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	350,000			387,572	(a)
Mexico — 2.1%
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,340,000	MXN		1,342,509
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,750,000			2,693,322
Total Mexico						4,035,831
Nigeria — 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000			499,559	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000			216,013	(a)
Total Nigeria						715,572
Oman — 0.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,100,000			1,158,990	(a)
Panama — 1.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,350,000			2,258,467
Paraguay — 0.8%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,580,000			1,544,450	(a)
Peru — 0.9%
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,800,000			1,674,621
Russia — 1.8%
Russian Federal Bond — OFZ	8.150%	2/3/27	31,490,000	RUB		455,379

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Russia — continued
Russian Federal Bond — OFZ	7.050%	1/19/28	102,507,000	RUB	$1,412,109
Russian Federal Bond — OFZ	6.900%	5/23/29	119,990,000	RUB	1,634,801
Total Russia					3,502,289
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	400,000		405,084	(a)
South Africa — 0.6%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	450,000		465,773
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000		684,840
Total South Africa					1,150,613
Turkey — 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,050,000		2,937,943
Ukraine — 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000		546,769	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	900,000		948,718	(a)
Total Ukraine					1,495,487
Total Sovereign Bonds (Cost — $37,135,429)					37,127,981
Senior Loans — 5.2%
Communication Services — 0.9%
Media — 0.9%
Clear Channel Outdoor Holdings Inc., Term Loan B	—	8/21/26	1,745,558		1,706,556	(i)
Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.3%
Royal Caribbean Cruises Ltd.	—	4/5/22	530,000		516,750	(i)(j)
Specialty Retail — 0.3%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/11/28	560,000		561,050	(d)(k)(l)
Total Consumer Discretionary					1,077,800
Health Care — 0.3%
Pharmaceuticals — 0.3%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	620,000		623,045	(d)(k)(l)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 3.0%
Airlines — 3.0%
American Airlines Inc., Initial Term Loan	—	4/20/28	850,000	$887,187	(i)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	470,000	496,966	(d)(k)(l)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	590,000	630,609	(d)(k)(l)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	3,780,525	3,834,534	(d)(k)(l)
Total Industrials				5,849,296
Materials — 0.4%
Chemicals — 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	730,000	729,315	(d)(k)(l)
Total Senior Loans (Cost — $9,864,207)				9,986,012
U.S. Government & Agency Obligations — 1.3%
U.S. Government Obligations — 1.3%
U.S. Treasury Notes	0.500%	2/28/26	1,500,000	1,477,529
U.S. Treasury Notes	0.750%	4/30/26	1,000,000	995,039
Total U.S. Government & Agency Obligations (Cost — $2,476,141)				2,472,568
Convertible Bonds & Notes — 0.9%
Communication Services — 0.9%
Media — 0.9%
DISH Network Corp., Senior Notes (Cost — $1,612,202)	3.375%	8/15/26	1,720,000	1,759,560

			Shares
Investments in Underlying Funds — 0.5%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost — $1,001,925)			36,500	1,006,670

	Rate	Maturity Date	Face Amount†
Asset-Backed Securities — 0.4%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost — $738,770)	5.864%	10/15/31	750,000	739,926	(a)(d)

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Shares	Value
Convertible Preferred Stocks — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Targa Resources Corp., Non Voting Shares (Cost — $483,000)	9.500%	460	$498,066
Common Stocks — 0.1%
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)		24,992	14,930	*(j)(m)
KCAD Holdings I Ltd.		395,216,044	0	*(j)(m)(n)
Total Energy			14,930
Financials — 0.1%
Capital Markets — 0.1%
EG Acquisition Corp.		23,910	239,100	*
Total Common Stocks (Cost — $4,876,591)			254,030
Total Investments before Short-Term Investments (Cost — $185,801,572)			187,955,081

	Rate
Short-Term Investments — 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,187,453)	0.010%	4,187,453	4,187,453	(o)
Total Investments — 99.4% (Cost — $189,989,025)			192,142,534
Other Assets in Excess of Liabilities — 0.6%			1,101,322
Total Net Assets — 100.0%			$193,243,856

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The maturity principal is currently in default as of June 30, 2021.

(h)	The coupon payment on this security is currently in default as of June 30, 2021.

(i)	All or a portion of this loan is unfunded as of June 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(n)	Value is less than $1.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $4,187,453 and the cost was $4,187,453 (Note 8).

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real

ETF	—	Exchange-Traded Fund

EUR	—	Euro

EURIBOR	—	Euro Interbank Offered Rate

GBP	—	British Pound

ICE	—	Intercontinental Exchange

IDR	—	Indonesian Rupiah

LIBOR	—	London Interbank Offered Rate

MXN	—	Mexican Peso

OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	—	Payment-In-Kind

RUB	—	Russian Ruble

SPDR	—	Standard & Poor’s Depositary Receipts

USD	—	United States Dollar

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro	57	9/21	$ 8,694,139	$ 8,453,813	$240,326
U.S. Treasury 10-Year Notes	120	9/21	15,815,418	15,900,000	(84,582)
Net unrealized appreciation on open futures contracts					$155,744

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	150,000	USD	179,062	Citibank N.A.	7/19/21	$ (1,129)
EUR	1,120,000	USD	1,358,327	Citibank N.A.	7/19/21	(29,761)
EUR	3,329,709	USD	3,960,589	Citibank N.A.	7/19/21	(10,822)
USD	125,327	EUR	105,000	Citibank N.A.	7/19/21	774
USD	302,137	EUR	250,000	Citibank N.A.	7/19/21	5,582
USD	476,853	EUR	390,000	Citibank N.A.	7/19/21	14,227
USD	827,863	GBP	583,100	Citibank N.A.	7/19/21	21,213
USD	848,425	GBP	600,000	Citibank N.A.	7/19/21	18,397
USD	1,178,719	GBP	850,000	Citibank N.A.	7/19/21	2,846
GBP	416,627	USD	589,490	Goldman Sachs Group Inc.	7/19/21	(13,136)
GBP	680,000	USD	949,275	Goldman Sachs Group Inc.	7/19/21	(8,576)
USD	4,174,197	GBP	3,037,779	Goldman Sachs Group Inc.	7/19/21	(28,206)
USD	369,073	CAD	450,000	JPMorgan Chase & Co.	7/19/21	6,057
Total						$(22,534)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Global High Yield Bond Fund

Abbreviation(s) used in this table:

CAD	—	Canadian Dollar

EUR	—	Euro

GBP	—	British Pound

USD	—	United States Dollar

Summary of Investments by Country**
United States	44.9%
Mexico	6.1
United Kingdom	4.7
Israel	4.3
Argentina	4.2
Brazil	3.4
Turkey	2.8
Indonesia	2.2
Canada	1.9
Russia	1.8
Peru	1.7
Macau	1.5
Luxembourg	1.5
Cayman Islands	1.4
Panama	1.2
South Africa	1.1
Dominican Republic	1.0
Egypt	0.9
Paraguay	0.8
Ukraine	0.8
Germany	0.8
Switzerland	0.7
Spain	0.6
Ghana	0.6
Oman	0.6
China	0.6
Zambia	0.4
Qatar	0.4
Nigeria	0.4
Hong Kong	0.4
Ecuador	0.3
Jamaica	0.3
Netherlands	0.3
Bahrain	0.3
France	0.3

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Summary of Investments by Country** (cont’d)
Ivory Coast	0.3%
Angola	0.2
Italy	0.2
El Salvador	0.2
Bahamas	0.2
Senegal	0.2
Kenya	0.2
Greece	0.2
Jordan	0.2
Costa Rica	0.2
Investments in Underlying Funds	0.5
Short-Term Investments	2.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2021 and are subject to change.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $185,801,572)	$187,955,081
Investments in affiliated securities, at value (Cost — $4,187,453)	4,187,453
Foreign currency, at value (Cost — $866,275)	862,936
Cash	1,005,163
Receivable for securities sold	2,957,915
Interest receivable	2,157,305
Deposits with brokers for open futures contracts	339,776
Receivable for Fund shares sold	121,419
Unrealized appreciation on forward foreign currency contracts	69,096
Receivable from broker — net variation margin on open futures contracts	11,063
Prepaid expenses	42,401
Total Assets	199,709,608

Liabilities:
Payable for securities purchased	5,815,455
Payable for Fund shares repurchased	309,219
Investment management fee payable	113,291
Unrealized depreciation on forward foreign currency contracts	91,630
Service and/or distribution fees payable	33,016
Distributions payable	29,620
Trustees’ fees payable	356
Accrued expenses	73,165
Total Liabilities	6,465,752
Total Net Assets	$ 193,243,856

Net Assets:
Par value (Note 7)	$300
Paid-in capital in excess of par value	241,050,710
Total distributable earnings (loss)	(47,807,154)
Total Net Assets	$ 193,243,856

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Net Assets:
Class A	$153,275,963
Class C	$1,020,968
Class C1	$1,155,028
Class I	$24,447,443
Class IS	$13,344,454

Shares Outstanding:
Class A	23,783,459
Class C	158,170
Class C1	177,256
Class I	3,796,828
Class IS	2,074,417

Net Asset Value:
Class A (and redemption price)	$6.44
Class C*	$6.45
Class C1*	$6.52
Class I (and redemption price)	$6.44
Class IS (and redemption price)	$6.43

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.73

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$4,983,046
Interest from affiliated investments	104
Dividends	21,684
Less: Foreign taxes withheld	(29,017)
Total Investment Income	4,975,817

Expenses:
Investment management fee (Note 2)	651,457
Service and/or distribution fees (Notes 2 and 5)	197,485
Transfer agent fees (Note 5)	83,386
Registration fees	43,621
Fund accounting fees	35,031
Audit and tax fees	20,431
Shareholder reports	5,557
Legal fees	5,137
Custody fees	3,438
Trustees’ fees	1,732
Insurance	1,508
Commitment fees (Note 9)	701
Interest expense	525
Miscellaneous expenses	3,241
Total Expenses	1,053,250
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(30,421)
Net Expenses	1,022,829
Net Investment Income	3,952,988

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	5,974,421
Futures contracts	8,978
Forward foreign currency contracts	(239,150)
Foreign currency transactions	(1,764)
Net Realized Gain	5,742,485
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(5,319,962)
Futures contracts	209,965
Forward foreign currency contracts	78,853
Foreign currencies	3,854
Change in Net Unrealized Appreciation (Depreciation)	(5,027,290)
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	715,195
Increase in Net Assets From Operations	$4,668,183

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$ 3,952,988	$ 9,713,534
Net realized gain (loss)	5,742,485	(11,270,916)
Change in net unrealized appreciation (depreciation)	(5,027,290)	9,514,392
Increase in Net Assets From Operations	4,668,183	7,957,010

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,996,657)	(7,424,788)
Return of capital	—	(2,556,723)
Decrease in Net Assets From Distributions to Shareholders	(3,996,657)	(9,981,511)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	24,021,185	31,591,699
Reinvestment of distributions	3,791,103	9,508,890
Cost of shares repurchased	(21,733,566)	(111,010,534)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,078,722	(69,909,945)
Increase (Decrease) in Net Assets	6,750,248	(71,934,446)

Net Assets:
Beginning of period	186,493,608	258,428,054
End of period	$193,243,856	$186,493,608

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.42	$6.30	$5.87	$6.48	$6.33	$5.85

Income (loss) from operations:
Net investment income	0.13	0.28	0.33	0.32	0.33	0.40
Net realized and unrealized gain (loss)	0.03	0.13 [3]	0.44	(0.60)	0.17	0.48
Total income (loss) from operations	0.16	0.41	0.77	(0.28)	0.50	0.88

Less distributions from:
Net investment income	(0.14)	(0.22)	(0.30)	(0.32)	(0.33)	(0.40)
Return of capital	—	(0.07)	(0.04)	(0.01)	(0.02)	—
Total distributions	(0.14)	(0.29)	(0.34)	(0.33)	(0.35)	(0.40)

Net asset value, end of period	$6.44	$6.42	$6.30	$5.87	$6.48	$6.33
Total return[4]	2.33%	6.85%	13.44%	(4.47)%	7.83%	15.74%

Net assets, end of period (millions)	$153	$152	$159	$139	$174	$162

Ratios to average net assets:
Gross expenses	1.17%[5]	1.18%	1.15%	1.16%	1.14%	1.15%
Net expenses[6]	1.14 [5,7]	1.16 [7]	1.15 [7]	1.14 [7]	1.14 [7]	1.15
Net investment income	4.21 [5]	4.64	5.29	5.19	5.17	6.59

Portfolio turnover rate	54%	88%	70%	99%	124%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.43	$6.32	$5.88	$6.49	$6.34	$5.86

Income (loss) from operations:
Net investment income	0.11	0.24	0.28	0.28	0.29	0.36
Net realized and unrealized gain (loss)	0.02	0.11 [3]	0.45	(0.60)	0.16	0.48
Total income (loss) from operations	0.13	0.35	0.73	(0.32)	0.45	0.84

Less distributions from:
Net investment income	(0.11)	(0.18)	(0.26)	(0.28)	(0.28)	(0.36)
Return of capital	—	(0.06)	(0.03)	(0.01)	(0.02)	—
Total distributions	(0.11)	(0.24)	(0.29)	(0.29)	(0.30)	(0.36)

Net asset value, end of period	$6.45	$6.43	$6.32	$5.88	$6.49	$6.34
Total return[4]	2.09%	6.04%	12.61%	(5.14)%	7.23%	14.75%

Net assets, end of period (000s)	$1,021	$1,189	$3,612	$4,391	$7,402	$6,828

Ratios to average net assets:
Gross expenses	1.96%[5]	1.93%	1.88%	1.88%	1.85%	1.85%
Net expenses[6]	1.93 [5,7]	1.91 [7]	1.87 [7]	1.87 [7]	1.85	1.85
Net investment income	3.42 [5]	4.01	4.58	4.44	4.45	5.89

Portfolio turnover rate	54%	88%	70%	99%	124%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.49	$6.37	$5.93	$6.55	$6.40	$5.92

Income (loss) from operations:
Net investment income	0.12	0.26	0.31	0.30	0.31	0.38
Net realized and unrealized gain (loss)	0.03	0.12 [3]	0.44	(0.62)	0.16	0.48
Total income (loss) from operations	0.15	0.38	0.75	(0.32)	0.47	0.86

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.28)	(0.29)	(0.30)	(0.38)
Return of capital	—	(0.07)	(0.03)	(0.01)	(0.02)	—
Total distributions	(0.12)	(0.26)	(0.31)	(0.30)	(0.32)	(0.38)

Net asset value, end of period	$6.52	$6.49	$6.37	$5.93	$6.55	$6.40
Total return[4]	2.18%	6.26%	13.04%	(4.98)%	7.28%	15.09%

Net assets, end of period (000s)	$1,155	$1,814	$5,388	$23,938	$33,074	$41,128

Ratios to average net assets:
Gross expenses	1.77%[5]	1.70%	1.63%	1.64%	1.63%	1.63%
Net expenses[6]	1.73 [5,7]	1.68 [7]	1.62 [7]	1.62 [7]	1.63 [7]	1.63
Net investment income	3.62 [5]	4.22	4.91	4.71	4.70	6.13

Portfolio turnover rate	54%	88%	70%	99%	124%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.42	$6.30	$5.86	$6.48	$6.33	$5.85

Income (loss) from operations:
Net investment income	0.14	0.30	0.34	0.34	0.35	0.42
Net realized and unrealized gain (loss)	0.02	0.12 [3]	0.45	(0.61)	0.16	0.48
Total income (loss) from operations	0.16	0.42	0.79	(0.27)	0.51	0.90

Less distributions from:
Net investment income	(0.14)	(0.22)	(0.31)	(0.34)	(0.34)	(0.42)
Return of capital	—	(0.08)	(0.04)	(0.01)	(0.02)	—
Total distributions	(0.14)	(0.30)	(0.35)	(0.35)	(0.36)	(0.42)

Net asset value, end of period	$6.44	$6.42	$6.30	$5.86	$6.48	$6.33
Total return[4]	2.61%	7.13%	13.75%	(4.39)%	8.27%	15.87%

Net assets, end of period (000s)	$24,447	$27,183	$26,802	$29,814	$38,236	$35,702

Ratios to average net assets:
Gross expenses	0.92%[5]	0.93%	0.90%	0.90%	0.89%	0.88%
Net expenses[6]	0.89 [5,7]	0.90 [7]	0.89 [7]	0.89 [7]	0.89	0.88
Net investment income	4.46 [5]	4.90	5.56	5.45	5.41	6.87

Portfolio turnover rate	54%	88%	70%	99%	124%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.41	$6.30	$5.87	$6.48	$6.33	$5.85

Income (loss) from operations:
Net investment income	0.14	0.32	0.35	0.35	0.36	0.42
Net realized and unrealized gain (loss)	0.03	0.10 [3]	0.44	(0.61)	0.16	0.48
Total income (loss) from operations	0.17	0.42	0.79	(0.26)	0.52	0.90

Less distributions from:
Net investment income	(0.15)	(0.22)	(0.32)	(0.34)	(0.35)	(0.42)
Return of capital	—	(0.09)	(0.04)	(0.01)	(0.02)	—
Total distributions	(0.15)	(0.31)	(0.36)	(0.35)	(0.37)	(0.42)

Net asset value, end of period	$6.43	$6.41	$6.30	$5.87	$6.48	$6.33
Total return[4]	2.66%	7.06%	13.84%	(4.30)%	8.37%	15.97%

Net assets, end of period (000s)	$13,344	$4,327	$63,465	$56,291	$61,017	$102,526

Ratios to average net assets:
Gross expenses	0.84%[5]	0.82%	0.81%	0.82%	0.79%	0.79%
Net expenses[6]	0.80 [5,7]	0.80 [7]	0.80 [7]	0.80 [7]	0.79	0.79
Net investment income	4.52 [5]	5.37	5.64	5.55	5.57	6.94

Portfolio turnover rate	54%	88%	70%	99%	124%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

32	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$134,110,268	—	$134,110,268
Sovereign Bonds	—	37,127,981	—	37,127,981
Senior Loans:
Consumer Discretionary	—	561,050	$516,750	1,077,800
Other Senior Loans	—	8,908,212	—	8,908,212
U.S. Government & Agency Obligations	—	2,472,568	—	2,472,568
Convertible Bonds & Notes	—	1,759,560	—	1,759,560
Investments in Underlying Funds	$1,006,670	—	—	1,006,670
Asset-Backed Securities	—	739,926	—	739,926
Convertible Preferred Stocks	—	498,066	—	498,066
Common Stocks:
Energy	—	—	14,930	14,930
Financials	239,100	—	—	239,100
Total Long-Term Investments	1,245,770	186,177,631	531,680	187,955,081
Short-Term Investments†	4,187,453	—	—	4,187,453
Total Investments	$5,433,223	$186,177,631	$531,680	$192,142,534
Other Financial Instruments:
Futures Contracts††	$240,326	—	—	$240,326
Forward Foreign Currency Contracts††	—	$69,096	—	69,096
Total Other Financial Instruments	$240,326	$69,096	—	$309,422
Total	$5,673,549	$186,246,727	$531,680	$192,451,956

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$84,582	—	—	$84,582
Forward Foreign Currency Contracts††	—	$91,630	—	91,630
Total	$84,582	$91,630	—	$176,212

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

34	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

36	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $91,630. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at

38	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

an annual rate equal to 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $30,421, which included an affiliated money market fund waiver of $302.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires December 31, 2023	$24,045	$176	$221	$4,119	$1,552
Total fee waivers/expense reimbursements subject to recapture	$24,045	$176	$221	$4,119	$1,552

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which,

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$39,084
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$98,811,731	$3,460,332
Sales	94,802,371	4,717,148

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$189,989,025	$9,487,756	$(7,334,247)	$2,153,509
Futures contracts	—	240,326	(84,582)	155,744
Forward foreign currency contracts	—	69,096	(91,630)	(22,534)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$240,326
Forward foreign currency contracts	69,096
Total	$309,422

40	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$84,582	—	$84,582
Forward foreign currency contracts	—	$91,630	91,630
Total	$84,582	$91,630	$176,212

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$8,978
Forward foreign currency contracts	(239,150)
Total	$(230,172)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(84,582)	$294,547	$209,965
Forward foreign currency contracts	—	78,853	78,853
Total	$(84,582)	$373,400	$288,818

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$10,853,440
Forward foreign currency contracts (to buy)	5,153,420
Forward foreign currency contracts (to sell)	5,605,329

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Citibank N.A.	$63,039	$(41,712)	$ 21,327	—	$ 21,327
Goldman Sachs Group Inc.	—	(49,918)	(49,918)	—	(49,918)
JPMorgan Chase & Co.	6,057	—	6,057	—	6,057
Total	$69,096	$(91,630)	$(22,534)	—	$(22,534)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$186,875	†	$69,122
Class C	5,467		709
Class C1	5,143		1,290
Class I	—		12,089
Class IS	—		176
Total	$197,485		$83,386

†	Amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2021, the service and/or distribution fees reimbursed amounted to $6 for Class A shares.

42	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$24,295
Class C	178
Class C1	223
Class I	4,161
Class IS	1,564
Total	$30,421

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$3,180,160	$5,183,973
Class C	19,026	56,935
Class C1	25,055	93,827
Class I	575,761	977,244
Class IS	196,655	1,112,809
Total	$3,996,657	$7,424,788

Return of Capital:
Class A	—	$1,785,099
Class C	—	19,605
Class C1	—	32,309
Class I	—	336,514
Class IS	—	383,196
Total	—	$2,556,723

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,936,869	$12,380,885	2,773,639	$16,696,641
Shares issued on reinvestment	475,539	3,033,737	1,107,706	6,696,124
Shares repurchased	(2,292,356)	(14,642,438)	(5,463,075)	(32,488,066)
Net increase (decrease)	120,052	$772,184	(1,581,730)	$(9,095,301)

Class C
Shares sold	12,305	$78,756	37,174	$229,686
Shares issued on reinvestment	2,844	18,174	12,216	73,464
Shares repurchased	(41,778)	(267,060)	(436,288)	(2,542,472)
Net decrease	(26,629)	$(170,130)	(386,898)	$(2,239,322)

Class C1
Shares sold	454	$2,934	1,123	$7,134
Shares issued on reinvestment	3,211	20,705	18,143	110,207
Shares repurchased	(105,665)	(683,094)	(585,311)	(3,464,480)
Net decrease	(102,000)	$(659,455)	(566,045)	$(3,347,139)

Class I
Shares sold	359,953	$2,304,904	1,433,604	$8,718,777
Shares issued on reinvestment	82,241	524,234	189,639	1,145,777
Shares repurchased	(881,700)	(5,615,748)	(1,641,955)	(9,534,019)
Net increase (decrease)	(439,506)	$(2,786,610)	(18,712)	$330,535

Class IS
Shares sold	1,451,274	$9,253,706	977,561	$5,939,461
Shares issued on reinvestment	30,463	194,253	251,211	1,483,318
Shares repurchased	(82,312)	(525,226)	(10,628,447)	(62,981,497)
Net increase (decrease)	1,399,425	$8,922,733	(9,399,675)	$(55,558,718)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

44	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$57,429,538	57,429,538	$53,242,085	53,242,085

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$104	—	$4,187,453

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

10. Deferred capital losses

As of December 31, 2020, the Fund had deferred capital losses of $55,266,374, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*    *    *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

46	Western Asset Global High Yield Bond Fund 2021 Semi-Annual Report

Western Asset

Global High Yield Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010130 8/21 SR21-4214

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2021

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2021